Note Payable	6 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016
Notes to Financial Statements
Note 7 - Note Payable
Issue Date	Expiry date	Amount of Loan	Interest rate
7/31/2012	7/31/2013	$21,500	10%
7/14/2016	7/14/2017	50,000	8%
7/5/2016	7/14/2017	50,000	8%
Total Loans		$121,500

The Company has received $17,500 under a 10% promissory note agreement with a third party in July 2012. An additional $4,000 was received under this Note in 2014. Interest and principal were due on September 15, 2012.

The Company is currently in default on this Note. Per the note agreement, interest of $13,624 was accrued through January 31, 2017 and has been disclosed on the balance sheets as accounts payable and accrued interest.

On July 14, 2016, the Company received $70,000 under a 8% promissory note agreement with a third party due July 14, 2017 and $20,000 was repaid on September 15, 2016. Per the note agreement, interest of $2,834 was accrued through January 31, 2017 and has been disclosed on the balance sheets as accounts payable and accrued interest.

On July 5, 2016, the Company received $50,000 under a 8% promissory note agreement with a third party due July 14, 2017. Per the note agreement, interest of $2,312 was accrued through January 31, 2017 and has been disclosed on the balance sheets as accounts payable and accrued interest.

Issue Date	Expiry date	Amount of Loan	Interest rate
7/31/2012	7/31/2013	$21,500	10%
7/14/2016	7/14/2017	70,000	8%
7/5/2016	7/14/2017	50,000	8%
Total Loans		$141,500

The Company has received $17,500 under a 10% promissory note agreement with a third party in July 2012. An additional $4,000 was received under this Note in 2014. Interest and principal were due on September 15, 2012. The Company is currently in default on this Note. Per the note agreement, interest of $11,768 was accrued through July 31, 2016 and has been disclosed on the balance sheets as accounts payable and accrued interest.

On July 14, 2016, the Company received $70,000 under a 8% promissory note agreement with a third party due July 14, 2017. Per the note agreement, interest of $414 was accrued through July 31, 2016 and has been disclosed on the balance sheets as accounts payable and accrued interest.

On July 5, 2016, the Company received $50,000 under a 8% promissory note agreement with a third party due July 14, 2017. Per the note agreement, interest of $296 was accrued through July 31, 2016 and has been disclosed on the balance sheets as accounts payable and accrued interest.